Commitments, Long Term Purchase Obligation (Detail) (ASML Holding N.V. [Member], Research and Development Arrangement [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014 EUR (€)	Dec. 27, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	€ 829
Purchase Commitment, Remaining Minimum Amount Committed	€ 562	$ 689